Provisions	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Provisions
20. Provisions

	Commercial litigation and disputes $m	Self insurance reserves $m	Dilapidations and other $m	Total $m

At 31 December 2022 a	33	18	13	64

Provided	6	7	3	16

Utilised	(32)	(11)	(2)	(45)

Exchange and other adjustments	–	–	1	1

At 31 December 2023	7	14	15	36

Analysed as:

Current	–	5	5	10

Non-current	7	9	10	26

	7	14	15	36

a	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes). Amounts reclassified as insurance liabilities are shown in note 21.
Commercial litigation and disputes
The utilisation of the provision principally reflects the settlement of commercial litigation and disputes in the Americas and EMEAA regions which were fully provided for in the prior year.
Self insurance reserves
Self insurance reserves consist of $12m of incurred but not reported (‘IBNR’) reserves and $2m of claims reported but not yet settled. $10m of these amounts relates to employment-related obligations. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled; based on historical experience this is expected to be approximately five years. The maximum liabilities of the last five policy years is $49m, noting that actual claims did not significantly differ to estimates in 2023 or 2022.